Note 24 - Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
24.	Subsequent events

In January and February 2016, the Company acquired controlling interests in four businesses, two operating in the Americas (Quebec and Florida) and two operating in EMEA (United Kingdom and the Netherlands). The total initial cash consideration for these acquisitions was $40,500. These acquisitions will be accounted for by the purchase method of accounting for business combinations and accordingly, the results from these operations will be included in the Company’s consolidated financial statements from their respective dates of acquisition.